Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 1,011,717	$ 851,953
Percentage of Total Loans	100.00%	100.00%
Loans pledged	$ 336,100	$ 193,900
Loan Origination/Risk Management [Abstract]
Outstanding principal balance (in hundredths)	26.70%
Percentage of loan-to-value (in hundredths)	80.00%
Maximum concentration of loan to single industry (in hundredths)	10.00%
Commercial
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 38,972	$ 26,774
Percentage of Total Loans	4.00%	3.10%
Real Estate | Real Estate Construction | Residential
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 28,486	$ 8,825
Percentage of Total Loans	2.80%	1.00%
Real Estate | Real Estate Construction | Commercial
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 67,139	$ 58,469
Percentage of Total Loans	6.60%	6.90%
Real Estate | Real Estate Mortgage | Commercial – Owner Occupied
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 126,250	$ 123,898
Percentage of Total Loans	12.50%	14.50%
Real Estate | Real Estate Mortgage | Commercial – Non-owner Occupied
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 270,472	$ 268,123
Percentage of Total Loans	26.70%	31.50%
Real Estate | Real Estate Mortgage | Residential – 1 to 4 Family
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 416,317	$ 309,340
Percentage of Total Loans	41.10%	36.30%
Real Estate | Real Estate Mortgage | Residential – Multifamily
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 47,832	$ 39,804
Percentage of Total Loans	4.70%	4.70%
Consumer
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 16,249	$ 16,720
Percentage of Total Loans	1.60%	2.00%